Goodwill and Other Intangible Assets [Text Block] (Tables)	12 Months Ended
Mar. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Movement in Carrying Amount of Goodwill by Business Segment [Table Text Block]

	Global Commercial Banking Business Group	Asset Management & Investor Services Business Group	Global Markets Business Group	Total
	(in millions)
Balance at March 31, 2017:
Goodwill(1)	¥611,827	¥28,134	¥2,300	¥642,261
Accumulated impairment losses(1)	(177,750)	(14,368)	—	(192,118)

	434,077	13,766	2,300	450,143
Foreign currency translation adjustments and other	(8,399)	(410)	—	(8,809)

Balance at March 31, 2018:
Goodwill	603,428	27,724	2,300	633,452
Accumulated impairment losses	(177,750)	(14,368)	—	(192,118)

	425,678	13,356	2,300	441,334
Foreign currency translation adjustments and other	(7,206)	(237)	—	(7,443)

Balance at March 31, 2019:
Goodwill	596,222	27,487	2,300	626,009
Accumulated impairment losses	(177,750)	(14,368)	—	(192,118)

	¥418,472	¥13,119	¥2,300	¥433,891

Note:

(1)

Effective April 1, 2018, the MUFG Group reorganized its business groups. Goodwill originally recognized for Retail Banking Business Group, Corporate Banking Business Group, Trust Assets Business Group and Global Business Group other than MUAH and Krungsri was ¥1,900,019 million, which has been fully impaired before April 1, 2017. As these impairment losses recorded in past before the reorganization of the segment and are irrelevant to the annual impairment test under the new segment, the accumulated impaired loss is not allocated to new business segments after the reorganization of business group.

Carrying Amount of Other Intangible Assets by Major Class [Table Text Block]

	2018			2019
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions)
Intangible assets subject to amortization:
Software	¥2,585,161	¥1,852,333	¥732,828	¥2,703,413	¥2,029,775	¥673,638
Core deposit intangibles	128,679	83,382	45,297	126,796	88,643	38,153
Customer relationships	391,832	227,079	164,753	387,936	246,526	141,410
Trade names	77,821	30,801	47,020	77,204	34,283	42,921
Other	9,706	3,977	5,729	9,601	4,220	5,381

Total	¥3,193,199	¥2,197,572	995,627	¥3,304,950	¥2,403,447	901,503

Intangible assets not subject to amortization:
Other(1)			15,492			25,693

Total			¥1,011,119			¥927,196

Note:

(1)	Intangible assets not subject to amortization includes ¥7,268 million and ¥17,431 million of mortgage servicing rights accounted for at fair value at March 31, 2018 and 2019, respectively.

Estimated Aggregate Amortization Expense for Intangible Assets for Next Five Fiscal Years [Table Text Block]

(in millions)
Fiscal year ending March 31:
2020	¥230,962
2021	195,126
2022	160,504
2023	120,350
2024	83,523